Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Property, plant and equipment		£ 790.9	£ 876.0	[1]	£ 1,083.0	[1]
Right-of-use assets		1,504.5	1,734.5	[1]	1,895.1
Interests in associates and joint ventures		330.7	813.0	[1]	796.8	[1]
Other investments		387.3	498.3	[1]	666.7	[1]
Deferred tax assets		212.9	187.9	[1]	153.0	[1]
Corporate income tax recoverable		133.1	165.4	[1]	198.7	[1]
Cash and cash equivalents			2,799.6		2,201.2		£ 1,998.2
Corporate income tax payable		(330.9)	(499.9)	[1]	(545.9)	[1]
Lease liabilities		(2,156.3)	(2,249.7)		(2,326.2)
Deferred tax liabilities		(304.1)	(379.8)	[1]	(479.5)	[1]
Provisions for post-employment benefits		(156.7)	(159.0)	[1]	(184.3)	[1]
Provisions for liabilities and charges		(306.3)	(247.8)	[1]	(311.7)	[1]
Net assets		5,166.4	8,415.8	[1]	9,784.3	[1]
Non-controlling interests		(318.1)	(371.4)	[1]	£ (424.4)	[1]
Exchange adjustments recycled to the income statement	[1]	20.6	284.0
Discontinued operations [member]
Statement [Line Items]
Intangible assets (including goodwill)		162.5	2,410.0
Property, plant and equipment		15.1	115.7
Right-of-use assets		27.2	103.5
Interests in associates and joint ventures		4.6	92.3
Other investments			11.5
Deferred tax assets		6.1	44.1
Corporate income tax recoverable		16.9	49.8
Trade and other receivables		170.3	748.8
Cash and cash equivalents		32.2	324.9
Trade and other payables		(141.6)	(839.8)
Corporate income tax payable		(5.6)	(48.2)
Lease liabilities		(23.2)	(106.3)
Deferred tax liabilities		(1.3)	(98.6)
Provisions for post-employment benefits		(7.9)	(26.7)
Provisions for liabilities and charges		(0.6)	(22.4)
Net assets		254.7	2,758.6
Non-controlling interests		(6.1)	(19.1)
Net assets excluding non-controlling interests		248.6	2,739.5
Consideration received in cash and cash equivalents		240.9	2,352.1
Re-investment in equity stake	[2]		231.7
Transaction costs		(4.5)	(56.1)
Deferred consideration	[3]	1.6	1.6
Total consideration received		238.0	2,529.3
Loss on sale before exchange adjustments		(10.6)	(210.2)
Exchange adjustments recycled to the income statement		20.6	284.0
Gain on sale of discontinued operation		£ 10.0	£ 73.8

[1]	Figures have been restated as described in the accounting policies.
[2]	Re-investment in equity stake represents the value of the Group’s 40% stake in the new Kantar group as part of the disposal.
[3]	Deferred consideration in 2019 is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future. The conditions expected to be met in the future include the settlement of ongoing legal cases, realisation of the value of certain investments and the utilisation of certain tax losses and allowances. There was uncertainty at the date of disposal in regard to the ultimate resolution of these items and estimates of amounts due to be received were required to be made; there were no individually material estimates. Future services provided by the Group to Kantar arose through the negotiation of Transition Service Arrangements, as is customary for a disposal of this magnitude. The Group will support Kantar for a period of up to 4 years, primarily in the area of IT, on terms which are favourable to the disposal group. As such, an element of consideration has been deferred and will be recognised as the services are provided.